Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Apr. 05, 2019	Dec. 31, 2019	Dec. 31, 2020
Appliance sales	$ 10,273,393	$ 7,802,104
Furniture sales	2,327,834	1,281,836
Other sales	1,096,141	593,238
Total	$ 13,697,368	$ 9,677,178
Successor [Member]
Appliance sales				$ 28,487,053	$ 40,113,568
Furniture sales				4,405,866	11,800,277
Other sales				1,775,193	3,219,808
Total				$ 34,668,112	$ 55,133,653
Predecessor [Member]
Appliance sales			$ 9,784,525
Furniture sales			2,456,085
Other sales			706,291
Total			$ 12,946,901